Schedule I Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2020
Parent Company [Member]
Schedule I Condensed Financial Information of Parent Company [Line Items]
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
	December 31, 2019	December 31, 2020
Assets
Current assets:
Cash and cash equivalents	$5,378	$1,600
Prepaid expenses and other current assets	9	126
Amount due from subsidiaries	3,081	3,081
Total Current Assets	8,468	4,807
Property, plant and equipment, net	1	3
Other non-current assets	—	377
Investments in subsidiaries	—	6,122
Total Assets	$8,469	$11,309

Liabilities
Current liabilities:
Accrued expenses and other current liabilities	$2	$—
Income tax payables	557	557
Amount due to subsidiaries	12	64,432
Total Current Liabilities	571	64,989
Deposit liability for series B2 convertible preferred shares (“Series B2 Preferred”)	21,792	21,792
Deficits of investments in subsidiaries	28,648	—
Total Liabilities	$51,011	$86,781

Mezzanine Equity
Series C1 convertible redeemable preferred shares (“Series C1 Preferred”) (US$0.0001 par value; 26,757,258 shares authorized, issued and outstanding as of December 31, 2019 and 2020)	76,684	80,581
Series C2 convertible redeemable preferred shares (“Series C2 Preferred”) (US$0.0001 par value; 20,249,450 shares authorized, issued and outstanding as of December 31, 2019 and 2020)	73,100	81,966
Series D1 convertible redeemable preferred shares (“Series D1 Preferred”) (US$0.0001 par value; 22,311,516 shares authorized, issued and outstanding as of December 31, 2019 and 2020)	127,935	146,583
Total Mezzanine Equity	$277,719	$309,130

Shareholders’ Deficit
Ordinary shares (par value of US$0.0001 per share, 240,450,000 shares authorized as of December 31, 2019 and 2020; 99,028,297 shares issued and outstanding as of December 31, 2019 and 2020)	$6	$6
Additional paid-in capital	3,727	—
Accumulated deficit	(314,728)	(391,964)
Accumulated other comprehensive deficit	(9,266)	7,356
Total Shareholders’ Deficit	(320,261)	(384,602)
Total Liabilities, Mezzanine Equity and Shareholders’ Deficit	$8,469	$11,309
	Year ended December 31,
	2018	2019	2020
Revenues from subsidiaries	$371	$289	$199
Gross profit	371	289	199

Operating expenses:
General and administrative expenses	(3,909)	(2,360)	(3,340)
Total operating expenses	(3,909)	(2,360)	(3,340)
Subsidy income	—	—	224
Loss from operations	(3,538)	(2,071)	(2,917)

Other income and expenses:
Interest income	25	134	38
Loss before provision for income taxes	(3,513)	(1,937)	(2,879)
Income tax expense	(3,309)	—	—
Loss from investment in subsidiaries and variable interest entities	(48,070)	(55,603)	(30,746)
Net loss attributable to Microvast, Inc.	$(54,892)	$(57,540)	$(33,625)
	Year ended December 31,
	2018	2019	2020
Net loss	$(54,892)	$(57,540)	$(33,625)

Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment	(30,088)	(3,965)	16,622
Total comprehensive loss	$(84,980)	$(61,505)	$(17,003)
	Year ended December 31,
	2018	2019	2020
Net cash used in operating activities	$(5,416)	$(6,736)	$(3,398)
Net cash used in investing activities	—	—	(380)

Cash flows from financing activities Repurchase shares from former shareholders	(3,728)	—	—
Net cash used in financing activities	(3,728)	—	—
Decrease in cash, cash equivalents and restricted cash	(9,144)	(6,736)	(3,778)
Cash, cash equivalents and restricted cash at beginning of the year	21,258	12,114	5,378
Cash, cash equivalents and restricted cash at end of the year	$12,114	$5,378	$1,600